Mizuho Financial Group, Inc., parent company (Condensed statements of cash flows) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net income	¥ 1,158,031	¥ 593,393	¥ 912,473
Net cash provided by operating activities	(1,781,369)	59,044	(3,460,502)
Cash flows from investing activities:
Net cash used in investing activities	(11,806,403)	(4,530,312)	(3,679,457)
Cash flows from financing activities:
Net change in short-term borrowings	(2,763,358)	1,934,023	14,167
Proceeds from issuance of long-term debt	7,655,894	3,144,808	3,061,735
Repayment of long-term debt	(2,548,148)	(4,336,484)	(2,956,548)
Purchases of treasury stock	(404,325)	(102,921)	(3,384)
Net cash provided by financing activities	1,855,213	3,955,420	11,457,601
Net increase (decrease) in cash and cash equivalents	(10,829,577)	(677,064)	6,120,748
Cash and cash equivalents at beginning of fiscal year	73,435,979	74,113,043	67,992,295
Cash and cash equivalents at end of fiscal year	62,606,401	73,435,979	74,113,043
Parent Company
Cash flows from operating activities:
Net income	1,158,031	593,393	912,473
Adjustments and other	(587,254)	61,316	(421,191)
Net cash provided by operating activities	570,776	654,709	491,282
Cash flows from investing activities:
Purchases of Equity securities	0	(167,188)	0
Proceeds from sales of Equity securities	1	167,188	0
Net change in loans	(974,616)	(543,376)	(130,719)
Purchases of investments in subsidiaries and affiliated companies	(50,888)	(65,212)	(91,200)
Net change in other investing activities	(4,651)	(1,998)	(9,983)
Net cash used in investing activities	(1,030,153)	(610,586)	(231,902)
Cash flows from financing activities:
Net change in short-term borrowings	285,000	(101,000)	(179,000)
Proceeds from issuance of long-term debt	1,793,792	1,342,656	1,363,655
Repayment of long-term debt	(849,176)	(869,280)	(1,232,936)
Purchases of treasury stock	(402,628)	(101,908)	(2,478)
Dividends paid	(368,704)	(304,426)	(234,787)
Net change in other financing activities	1,993	2,132	2,116
Net cash provided by financing activities	460,278	(31,826)	(283,431)
Net increase (decrease) in cash and cash equivalents	901	12,298	(24,050)
Cash and cash equivalents at beginning of fiscal year	36,123	23,825	47,875
Cash and cash equivalents at end of fiscal year	¥ 37,024	¥ 36,123	¥ 23,825